Equipment	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
EQUIPMENT

NOTE 7:-	EQUIPMENT

2017:

	Computers	Lab equipment	Office furniture and equipment	Leasehold Improve-ments	Total
	USD in thousands

Cost:

Balance at January 1, 2017	$24	$11	$12	$-	$47
Additions during the year	13	-	9	22	44
Disposals during the year	(2)	-	-	-	(2)
Adjustments arising from translating financial statements from functional currency to presentation currency	1	2	2	1	6

Balance at December 31, 2017	36	13	23	23	95

Accumulated depreciation:

Balance at January 1, 2017	(20)	(9)	(7)	-	(36)
Additions during the year	(4)	1	(1)	(1)	(5)
Disposals during the year	1	-	-	-	1
Adjustments arising from translating financial statements from functional currency to presentation currency	(3)	(2)	-	-	(5)

Balance at December 31, 2017	(26)	(10)	(8)	(1)	(45)

Depreciated cost at December 31, 2017	$10	$3	$15	$22	$50

Depreciated cost at December 31, 2016	$4	$2	$5	$-	$11